Income Tax Expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax Expense
12	INCOME TAX EXPENSE

	2019	2018	2017
	RMB	RMB	RMB
Current taxes	32,714	34,983	23,835
Deferred taxes (Note 31)	3,485	7,807	(7,539)

	36,199	42,790	16,296

In accordance with the relevant PRC income tax rules and regulations, the PRC corporate income tax rate applicable to the Group is principally 25%.
In accordance with the Circular jointly issued by the MOF, the General Administration of Customs of the PRC and the SAT on Issues Concerning Tax Policies for
In-depth
Implementation of Western Development Strategy (Cai Shui [2011] No.58), the corporate income tax for the enterprises engaging in the encouraged industries in the Western China Region is charged at a preferential corporate income tax rate of
15
% from January 1, 2011 to December 31, 2020. Certain branches and subsidiaries of the Company in the Western China Region obtained the approval for the use of the preferential corporate income tax rate of 15%.
The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the corporate income tax rate in the PRC applicable to the Group as follows:

	2019	2018	2017
	RMB	RMB	RMB
Profit before income tax expense	103,214	116,770	55,691

Tax calculated at a tax rate of 25%	25,804	29,193	13,923
Tax return true-up	691	554	1,275
Effect of income taxes from international operations different from taxes at the PRC statutory tax rate	6,112	4,414	693
Effect of preferential tax rate	(5,529)	(3,855)	(5,058)
Tax effect of income not subject to tax	(3,767)	(3,278)	(3,401)
Tax effect of expenses not deductible for tax purposes	4,479	8,278	5,018
Tax effect of temporary differences and losses unrecognized as deferred tax assets	8,409	7,484	3,846

Income tax expense	36,199	42,790	16,296